Schedule of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash in hand	$ 262
Cash at bank	91,994	693,456	2,234
Fixed deposit with licensed bank	18,159	19,168
Total cash and cash equivalent	$ 110,415	$ 712,624	$ 2,234